Commitments and contingencies - Open tax procedures (Details)				1 Months Ended										12 Months Ended
	Dec. 30, 2024	Jul. 30, 2021 USD ($)	Jul. 30, 2021 PEN (S/)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 PEN (S/)	May 31, 2025 USD ($)	May 31, 2025 PEN (S/)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2025 PEN (S/)	Mar. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 PEN (S/)	Aug. 28, 2024 USD ($)	Aug. 11, 2023 PEN (S/)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Jul. 30, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2015 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax														$ 479,990,000
Tax Assessments, penalties and interest expenses														314,575,000
Tax Assessments Estimated Possible Losses														165,415,000
Income tax expense														$ 0		$ 0	$ (45,126,000)
Minimum probability of obtaining favorable outcome in amparo lawsuit, in percentage														50.00%									50.00%
Income tax refund				$ 34,400,000	S/ 116,000,000	$ 17,200,000	S/ 63,200,000
Other Receivables														$ 713,604,000		661,011,000
Tax claim liability														(102,543,000)
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																																											$ 19,781,000	S/ 66,623,000
Year 2017
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses, Financial Expenses | S/																				S/ 17,493,000
Tax Assessments Estimated Possible Losses, Others																			$ 5,194,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments, penalties and interest expenses												$ 408,328,000	S/ 1,375,248,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																									$ 35,814,000	S/ 120,262,000
Deductible temporary differences for which no deferred tax asset is recognised | S/																													S/ 3,648,000
SUNAT. | Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax												465,350,000	1,567,297,000
Collection of debt forced amount																																			$ 21,461,000	S/ 72,065,000
Amount of tax liability paid		$ 470,376,000	S/ 1,584,227,000
Tax Assessments Estimated Possible Losses												$ 57,022,000	S/ 192,049,000
Amount receivable		420,432,000																																S/ 1,579,716,000
SUNAT. | Tax year 2009 and 2010
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses										$ 113,178,000	S/ 420,231,000
Tax Assessments Estimated Possible Losses, Financial Expenses																	58,454,000
Tax Assessments Estimated Possible Losses, Others | S/																		S/ 9,598,000
Income tax expense																	$ 45,126,000
Reversal of provisions for tax contingencies				22,519,000	S/ 75,983,000									22,519,000	S/ 75,893,000
Reversal of provision tax contingencies in finance income				11,906,000										11,906,000
Reversal of provision tax contingencies in other net				10,574,000										10,574,000
Tax claim liability														102,543,000									S/ 344,338,000
Reversal of provision tax contingencies in income tax income				$ 39,000										39,000
SUNAT. | Tax year 2009 and 2010 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised																					$ 22,572,000																								S/ 76,023,000
Compensation of tax losses																					$ 166,793,000	S/ 561,758,000
SUNAT. | Year 2017
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid																			2,759,000	(9,266,000)
Tax Assessments Estimated Possible Losses																			$ 992,000	S/ 3,341,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised																												$ 20,054,000		$ 21,882,000	S/ 73,700,000	$ 21,882,000	S/ 73,700,000
Revenue From Rendering Of Services Related Party Transactions Not recognised																														$ 50,742,000	S/ 170,900,000	$ 50,742,000	S/ 170,900,000
SUNAT. | Year 2014
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																										$ 37,054,264	S/ 11,001,860
Percentage of bonus on fines and interest	50.00%
SUNAT. | Year 2014 | Financial expenses item
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																$ 3,003,000									S/ 11,321,000
SUNAT. | Year 2014 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised																																											$ 28,176,000	S/ 94,898,000
SUNAT. | Year 2010
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																							$ 536,000	S/ 1,800,000
Amount of tax liability paid		94,915,000	356,691,000
Income tax refund								$ 64,000	S/ 215,000
Income tax refunds, penalties and interest														25,589,000	S/ 123,895,000
SUNAT. | Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																																					$ 5,709,000	S/ 19,171,000
Amount of tax liability paid		$ 57,593,000	S/ 193,398,000
Forced payment of part of the tax debt | SUNAT. | Year 2010
Disclosure of Commitments and contingencies [Line Items]
Other Receivables								$ 472,000																S/ 1,585,000
Payment of Tax Debt Year 2010 | SUNAT. | Year 2010
Disclosure of Commitments and contingencies [Line Items]
Other Receivables														$ 69,326,000									S/ 232,795,000